GOODWILL (Details) - USD ($) $ in Thousands		Dec. 31, 2021	Dec. 31, 2020
GOODWILL [Abstract]
Goodwill	[1]	$ 105,647	$ 105,647
Accumulated impairment losses		(62,179)	(62,179)
Goodwill net		$ 43,468	$ 43,468	[2]

[1]	The carrying amount of the goodwill is associated with the Mobility Solutions segment.
[2]	The Company restated previously issued consolidated financial statements. See Note 2 and Note 17 for additional information.